DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS
Embedded derivatives	$ 0	$ (995,510)
Warrant derivatives	0	(1,142,270)
Day-one derivative loss	0	(101,161)
Total derivative financial instrument	$ 0	$ (2,238,941)